Fees Summary	Nov. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,942,000
Previously Paid Amount	0.00
Total Fee Amount	450.42
Total Offset Amount	0.00
Net Fee	450.42
Narrative - Max Aggregate Offering Price	$ 2,942,000
Final Prospectus	true